Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Redemption Reflected (Details) - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Plus:
Class A ordinary shares subject to possible redemption	$ 196,513,558				$ 196,513,558	$ 192,449,291
Accretion of carrying value to redemption value	2,074,999	$ 1,989,268	$ 2,442,279	$ 9,365,253
Class A ordinary shares subject to possible redemption, December 31, 2024	196,513,558				196,513,558	192,449,291
Class A Ordinary Shares
Temporary Equity [Line Items]
Gross proceeds						184,000,000
Less:
Class A ordinary shares issuance costs						(8,158,738)
Plus:
Accretion of carrying value to redemption value					4,064,267	16,608,029
Class A ordinary shares subject to possible redemption	196,513,558				196,513,558	192,449,291	$ 0
Accretion of carrying value to redemption value						16,608,029
Class A ordinary shares subject to possible redemption, December 31, 2024	$ 196,513,558				$ 196,513,558	$ 192,449,291	$ 0